Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 21, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023
Related party transactions, description	Alpha has a voting interest in the Company of less than 10%, but has an ownership interest in the Company that exceeds 10%.
Related party costs		$ 2,046,750	$ 1,268,902	$ 6,154,434	$ 2,935,119
Rent expenses				38,400	38,400
Rent expense		9,600	9,600
Board of Directors Chairman [Member]
Related party costs				$ 1,198,710	$ 728,986
Related party costs		$ 381,935	$ 305,669
Subsequent Event [Member]
Convertible note						$ 4,400,000
Sportshub Games Network [Member]
Ordinary shares percentage	4000.00%